Consolidated Statements of Financial Condition (Parenthetical) (USD $)	Dec. 31, 2013
Class A Common Stock
Common stock, par value per share	$ 0.01	[1]
Common stock, shares authorized	500,000,000	[1]
Common stock, shares outstanding	19,807,436	[1]
Class B Common Stock
Common stock, par value per share	$ 0.01
Common stock, shares authorized	200,000,000
Common stock, shares outstanding	25,271,889
Class C Common Stock
Common stock, par value per share	$ 0.01
Common stock, shares authorized	400,000,000
Common stock, shares outstanding	25,206,554
Convertible preferred stock
Convertible preferred stock, par value per share	$ 0.01	[1]
Convertible preferred stock, shares authorized	15,000,000	[1]
Convertible preferred stock, shares outstanding	1,198,128	[1]

[1]	The holders of preferred units of Holdings are entitled to preferential distributions in the case of a partial capital event or upon dissolution of Holdings. In the case of any distributions on the preferred units, prior to declaring or paying any dividends on the Class A common stock, APAM must pay the holders of convertible preferred stock a dividend equal to the distribution APAM received in respect of the preferred units it holds, net of taxes, if any.